Derivative Financial Instruments (Details 14) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (1,284)	$ (387)	$ 1,758
Net derivatives gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	(1,284)	(387)	1,758
Policyholder benefits and claims [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ 86	$ 8	$ (114)